Salaries and welfare charges (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Salaries and welfare charges
Accrued vacation and charges	$ 25,830	$ 20,025
Bonus	11,407	8,071
Salaries	7,726	5,978
Withholding income tax	6,498	5,184
Payroll charges	5,435	3,816
Others	1,774	1,480
Total	$ 58,670	$ 44,554